ITEM 4 AND ITEM 5
Grant Thornton LLP
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Southfield, MI 48034
REPORT OF INDEPENDENT CERTIFIED PUBLIC
ACCOUNTANTS
T 248.262.1950
F 248.350.3581
www.GrantThornton.com

October 11, 2016

Board of Directors and Management of
Credit Acceptance Corporation
25505 W. Twelve Mile Road
Southfield, MI 48034

Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC 28202

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and management of Credit Acceptance Corporation (the “Company”), solely to assist you in the proposed offering of Credit Acceptance Auto Loan Trust 2016-3. Credit Acceptance Corporation’s management is responsible for the completeness, accuracy, and reliability of the information disclosed in the Data File (as defined herein). This agreed-upon procedure engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Board of Directors and management of Credit Acceptance Corporation and Wells Fargo Securities, LLC. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows:

1.	The Company provided an electronic file (the “Data File”) with information for certain vehicle loans which the Company represented was as of the close of business on August 31, 2016.

2.
One hundred vehicle loans were selected by Wells Fargo Securities, LLC from the Data File. The sample of loans is listed in Exhibit A. For each of the selected loans we compared the following information, designated by Wells Fargo Securities, LLC, to the related retail installment contract and in instances where consumers changed their address subsequent to the origination of their loan, we agreed the state to other Company records:

a.	Loan number

b.	Original amount financed

c.	First payment date (scheduled)

d.	Original term to maturity

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U.S. member firm of Grant Thornton International Ltd

e.	Monthly payment

f.	Interest rate

g.	State

h.	Compared the Vehicle Identification Number (“VIN”) on the contract to the VIN on the title document (actual title or title application, as applicable)

We defined the term “compare” as meaning we compared to the information shown in the Data File and found it to be in agreement. Such information was deemed to be in agreement if differences were attributable to rounding. The term “rounding” was defined as meaning amounts and percentages that were within $1 and 0.1%, respectively. We noted no exceptions.

We were not engaged to and did not conduct an examination or a review of the Data File, the objective of which is the expression of opinion or limited assurance on the financial information or a part thereof. Accordingly, we do not express such an opinion or limited assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Board of Directors and management of Credit Acceptance Corporation and Wells Fargo Securities, LLC and is not intended to be and should not be used by anyone other than these specified parties.

/s/ GRANT THORNTON LLP

Southfield, Michigan
October 11, 2016

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd

Exhibit A

Sample	Loan Number	Sample	Loan Number	Sample	Loan Number
1	XXXX6322	36	XXXX4402	71	XXXX0773
2	XXXX0364	37	XXXX7224	72	XXXX0742
3	XXXX4294	38	XXXX5753	73	XXXX4719
4	XXXX8107	39	XXXX7419	74	XXXX8613
5	XXXX6729	40	XXXX8698	75	XXXX3070
6	XXXX9041	41	XXXX6928	76	XXXX1186
7	XXXX8563	42	XXXX4363	77	XXXX7713
8	XXXX2189	43	XXXX1205	78	XXXX6027
9	XXXX5634	44	XXXX9358	79	XXXX6558
10	XXXX0586	45	XXXX8054	80	XXXX1284
11	XXXX7452	46	XXXX2236	81	XXXX3444
12	XXXX6671	47	XXXX7509	82	XXXX0630
13	XXXX1190	48	XXXX2538	83	XXXX7390
14	XXXX0625	49	XXXX4815	84	XXXX4955
15	XXXX1826	50	XXXX6396	85	XXXX9611
16	XXXX1595	51	XXXX6910	86	XXXX7307
17	XXXX2347	52	XXXX5084	87	XXXX3942
18	XXXX1224	53	XXXX1674	88	XXXX3479
19	XXXX1199	54	XXXX4556	89	XXXX3962
20	XXXX1040	55	XXXX8463	90	XXXX4642
21	XXXX9143	56	XXXX8923	91	XXXX2207
22	XXXX6630	57	XXXX4049	92	XXXX0638
23	XXXX8386	58	XXXX5592	93	XXXX8792
24	XXXX5444	59	XXXX2617	94	XXXX7747
25	XXXX5361	60	XXXX5771	95	XXXX5395
26	XXXX0452	61	XXXX3560	96	XXXX2301
27	XXXX9774	62	XXXX7660	97	XXXX6553
28	XXXX5715	63	XXXX6756	98	XXXX8162
29	XXXX9878	64	XXXX0015	99	XXXX6869
30	XXXX4951	65	XXXX9710	100	XXXX4295
31	XXXX3420	66	XXXX9681
32	XXXX6203	67	XXXX1790
33	XXXX1242	68	XXXX0864
34	XXXX8934	69	XXXX2892
35	XXXX2262	70	XXXX3434

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U.S. member firm of Grant Thornton International Ltd